Stockholders' Equity (Deficit) (Details) - $ / shares		9 Months Ended	12 Months Ended
	May 04, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2023	May 10, 2021
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock,description			stockholders holding 13,769,910 shares of Class A common stock (“Public Shares”) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (“Trust Account”). As a result, approximately $143,462,997 (approximately $10.42 per Public Share) was removed from the Trust Account and paid to such holders and approximately $36.9 million remains in the Trust Account after the redemption event. Following redemptions, the Company has 3,539,809 Public Shares outstanding.
Preferred Shares, shares authorized		1,000,000	1,000,000	1,000,000
Preferred Shares, shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Shares, shares issued		0	0	0
Preferred Shares, shares outstanding		0	0
Class A Common Stock
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, authorized		100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights		one	one
Common stock, shares outstanding		1,090,718	3,539,809	17,309,719
Common stock subject to possible redemption			3,539,809	17,309,719
Common shares, shares issued		2,712,438	583,743	583,743
Common stock, shares outstanding		2,712,438	583,743	583,743
Sponsor founder shares					2,128,715
Class A Common Stock | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, shares issued		3,803,156	4,123,552
Common stock, shares outstanding		3,803,156	4,123,552	17,893,462
Class A Common Stock | Over-Allotment Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001
Class B Common Stock
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, authorized		10,000,000	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		one	one
Common shares, shares issued		2,371,813	4,500,528	4,500,528
Common stock, shares outstanding		2,371,813	4,500,528	4,500,528
Sponsor founder shares					2,128,715
Issued and outstanding, percentage	20.00%
Founder Shares [Member] | Class B Common Stock
Stockholders' Equity (Deficit) (Details) [Line Items]
Founder shares	1,150,000
Sponsor founder shares	4,600,000
Transferred founder shares	70,000
Founder Shares [Member] | Class B Common Stock | Sponsor
Stockholders' Equity (Deficit) (Details) [Line Items]
Founder shares	1,150,000
Founder Shares [Member] | Class B Common Stock | Over-Allotment Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Subject to forfeiture	600,000